Interest-Bearing Deposits - Summary of Interest - Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Interest Bearing Deposits [Line Items]
Total interest-bearing deposits	$ 485,766	$ 420,627
Interest-bearing Deposits [Member]
Interest Bearing Deposits [Line Items]
Demand	161,838	120,424
Savings	196,367	183,712
In excess of $250,000	23,034	17,951
Other	104,527	98,540
Total interest-bearing deposits	$ 485,766	$ 420,627